Loans and Financial Liabilities	12 Months Ended
Dec. 31, 2023
Loans and Financial Liabilities [Abstract]
LOANS AND FINANCIAL LIABILITIES

Note 14: - Loans and Financial liabilities

a.	Bank Loans

	December 31,
	2023	2022
	U.S. Dollars in thousands

Bank loans (1)	-	17,407
Less current maturities of bank loans	-	4,444
Total Long term bank loans	$-	$12,963

1.	Bank loan:

On November 15, 2021, the Company secured a $40,000 thousand credit facility from Bank Hapoalim, an Israeli bank. The credit facility comprised of the following:

(1)

A $20,000 thousand long-term loan. The loan bore an interest at a rate of SOFR (Secured Overnight Financing Rate) +2.18% and was payable over 54 equal monthly installments commencing June 16, 2022.

On September 19, 2023, the Company repaid in full the outstanding balance of the loan.

(2)

A $20,000 thousand short-term revolving credit facility. The credit facility bore an interest at a rate of SOFR +1.75%, or a commitment fee of 0.2% calculated over the unutilized balance of the facility. As of December 31, 2022, the Company did not utilize such facility.

The credit facility was in effect for an initial period of 12 months, and effective as of January 1, 2023, the credit facility was amended such that the $20 million short-term revolving credit facility was reduced to a NIS 35 million (approx. $10 million) credit facility and the credit facility was extended for an additional period of 12 months.

Borrowings under the amended credit facility accrue interest at a rate of PRIME + 0.55 and are repayable no later than 12 months from the date advanced. The Company is required to pay an annual fee of 0.275% for the Bank’s credit allocation.

As of December 31, 2023, the Company did not utilize such facility. On January 1, 2024, the credit facility was extended for an additional 12 months.

Pursuant to the loan and credit facility agreement, the Company is required to meet the following financial covenants for the years ending December 31, 2022, and onwards:

(1)	The Shareholder’s Equity shall at no time be less than 30% of the Total Assets; examined on a quarterly basis;

(2)	The Shareholder’s Equity shall at no time be less than $120,000 thousand; examined on a quarterly basis;

(3)	The ratio between:(a) the short term financial debt less current maturities of long term debt (in as much as such are included therein); and (b) the Working Capital, as such term is defined in the loan agreement, shall at no time exceed 0.8; examined on a quarterly basis; and

(4)	The ratio between: (a) the EBITDA as such term is defined in the loan agreement; and (b) the current maturities of long term debt to financial institutions plus out of pocket financial expenses, net, reported in the course of four consecutive quarters immediately preceding the examination date, shall not be less than 1.1 during each of the years 2022 and 2024 and not less than 1.25 in the year 2025 and onwards, examined on an annual basis.

As of December 31, 2023 and 2022, the Company was in compliance with the financial covenants.

See Note 14 regarding pledge information related to the bank loans.

b.	Financial liabilities originated or assumed through business combinations

	December 31,
	2023	2022
	U.S. Dollars in thousands

Contingent consideration (1)	21,855	23,534
Assumed liabilities (2)	46,375	61,016
Less current maturities	(14,996)	(29,708)
Total Long term contingent consideration and assumed liabilities	$53,234	54,842

(1)

The fair value of the contingent consideration was $21,855 thousand and $23,534 thousand as of December 31, 2023, and December 31, 2022, respectively. During the year ended December 31, 2023, the Company paid the first sales milestone in the amount of $3,000 thousand, which was accounted for as a reduction of the liability. The Company accounted for $1,321 thousand, $1,539 thousand, and $290 thousand, for the years ended December 31, 2023, 2022 and 2021, respectively as financing expenses in the statement of profit and loss to reflects the changes in the fair value of the liability.

Through December 31, 2023, the second sales threshold was met, and the second milestone payment was paid during February 2024. Refer to Note 5b and Note 18 for details on the contingent consideration.

(2)

The assumed liabilities are measured at amortized cost. The decrease in the balance of the assumed liabilities reflects the changes in time value and changes in expected payments.

The value of the assumed liabilities was $46,375 thousand and $61,016 thousand as of December 31, 2023, and 2022, respectively. During the years ended December 31, 2023, and 2022, the Company paid a total of $14,300 thousand and $5,626 thousand on account of such assumed liabilities. The Company accounted for $341 thousand of financing income and $4,727 thousand, and $704 thousand of financing expenses for the years ended December 31, 2023, 2022 and 2021, respectively to reflects the changes in the value of the assumed liabilities.